SHARE-BASED PAYMENTS	9 Months Ended
Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The Company has various long-term incentive programs which are designed to align the interest of the shareholders and key employees in order to increase the value of the Company in the long-term, and to commit key employees to the Company.
Share-based payment expense, which is classified as selling, general, and administrative expenses on the unaudited condensed consolidated interim statement of income and other comprehensive income was as follows:

	For the three months ended September 30,		For the nine months ended September 30,
In millions	2025	2024	2025	2024
Restricted and performance share units	$9.5	$4.9	$21.1	$8.8
Equity-settled share options	0.6	(1.1)	5.9	5.1
Cash-settled awards	—	1.8	—	1.4
Total	$10.1	$5.6	$27.0	$15.3
Employee Stock Ownership Plan 2019 and Employee Stock Ownership Plan 2023
The Company made grants of options under the Employee Stock Ownership Plan 2019 ("2019 ESOP") and the Employee Stock Ownership Plan 2023 ("2023 ESOP"), a portion of which became eligible for vesting upon the "exit event" (public offering of the shares of the Company), which management deemed probable on December 28, 2023, and closed on February 5, 2024.
In addition to an exit event, 35% of the options granted are time-vested, which vest ratably over five years (for the 2019 ESOP) and three years (for the 2023 ESOP), and 65% of the options granted will vest according to attainment of Group and/or brand performance conditions.
The following table summarizes the activity of share options under the 2019 and 2023 ESOP during the nine months ended September 30, 2025 and 2024.

	For the nine months ended September 30,
	2025		2024
2019 & 2023 ESOP	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at January 1,	12,707,243	$10.02	14,911,455	$9.56
Granted during the year	—	—	—	—
Forfeited during the year	(152,036)	10.06	(687,366)	10.38
Exercised during the year	(2,354,569)	10.67	(300,000)	7.68
Outstanding at September 30,	10,200,638	9.87	13,924,089	9.56
Exercisable at September 30,	5,656,530	$9.72	8,258,877	$9.74
The options outstanding had a remaining weighted average contractual life of 4.25 years and 5.25 years at September 30, 2025 and September 30, 2024, respectively.
Amer Sports, Inc. 2024 Omnibus Incentive Plan
The Company made grants of RSUs that generally vest ratably over a period of three years, subject to continued employment of the recipients. The Company also made grants of performance share units (“PSUs”), which generally vest at the end of a three-year period, subject to continued employment and the achievement of certain revenue and Adjusted EBITDA targets.
Fair value of units granted
The following table summarizes the activity in RSUs for employees and non-employee directors during the nine months ended September 30, 2025 and 2024.

	For the nine months ended September 30,
	2025		2024
RSU's	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,018,974	$13.63	—	$—
Granted during the year	692,476	27.43	1,101,085	13.63
Vested during the year	(380,003)	13.83	(10,060)	13.64
Forfeited during the year	(82,183)	18.45	(16,154)	13.64
Outstanding at September 30,	1,249,264	$20.90	1,074,871	$13.63

The following table summarizes the activity in PSUs for employees during the nine months ended September 30, 2025 and 2024.

	For the nine months ended September 30,
	2025		2024
PSU's	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,888,821	$14.55	—	$—
Granted during the year	1,176,450	27.22	2,012,596	14.55
Vested during the year	(19,155)	15.46	—	—
Forfeited during the year	(166,687)	18.61	(30,096)	14.55
Outstanding at September 30,	2,879,429	$19.48	1,982,500	$14.55